PRIVATE PLACEMENT (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Subsidiary sale of stock
Shares issued price per share		$ 10.20
Aggregate purchase price	$ 25,000
Private Placement
Subsidiary sale of stock
Minimum period for transferable, assignable or saleable of shares		30 days
Private Placement | Sponsor
Subsidiary sale of stock
Number of shares issued		960,000
Private Placement | CCM
Subsidiary sale of stock
Number of shares issued		30,000
Private Placement | Cantor
Subsidiary sale of stock
Number of shares issued		70,000
Private Placement | Class A ordinary shares
Subsidiary sale of stock
Number of shares issued		1,060,000
Shares issued price per share		$ 10.00
Aggregate purchase price		$ 10,600,000